Document and Entity Information	Apr. 12, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 12, 2024
Entity Registrant Name	LIONS GATE ENTERTAINMENT CORP /CN/
Entity Incorporation State Country Code	A1
Entity File Number	1-14880
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	250 Howe Street
Entity Address Address Line 2	20th Floor
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V6C 3R8
City Area Code	877
Local Phone Number	848-3866
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000929351
Amendment Flag	false
Other Address [Member]
Entity Information [Line Items]
Entity Address Address Line 1	2700 Colorado Avenue
Entity Address City Or Town	Santa Monica
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90404
Class A Voting Common Shares, no par value per share [Member]
Entity Information [Line Items]
Security 12b Title	Class A Voting Common Shares, no par value per share
Trading Symbol	LGF.A
Security Exchange Name	NYSE
Class B Non-Voting Common Shares, no par value per share [Member]
Entity Information [Line Items]
Security 12b Title	Class B Non-Voting Common Shares, no par value per share
Trading Symbol	LGF.B
Security Exchange Name	NYSE